Submission	Dec. 10, 2025
Submission [Line Items]
Central Index Key	0000004457
Registrant Name	U-Haul Holding Co /NV/
Registration File Number	333-292045
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A